Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Schedule of depreciation and estimated useful lives of property, plant and equipment

Asset	Estimated useful life (in years)
Buildings received from ENTel	35
Buildings acquired subsequent to 11/8/90	50
Improvements in third parties buildings	2 – 5
Tower and pole	10 – 20
Transmission equipment	3 – 20
Wireless network access	3 – 7
Switching equipment	5 – 7
Power equipment	7 – 15
External wiring	3 – 20
Computer equipment and software	3 – 5
Telephony equipment and instruments	5
Installations	2 – 10

Schedule of property, plant and equipment related to financial leases
	Book value	Lease term	Depreciation
PP&E – Computer equipment	77	3 years	3 years
Accumulated depreciation	(64)

Net carrying value as of December 31, 2017	13

Schedule of assumptions used in determining expense and benefit obligations

	2017	2016	2015
Discount rate (1)	4.6% - 9.2%	4.8% - 6.2%	6.5% - 8.5%
Projected increase rate in compensation (2)	8.0% - 16.3%	8.0% - 22.5%	12.0% - 26.8%

(1) Represents estimates of real rate of interest rather than nominal rate in $. (2) In line with an estimated inflationary environment for the next three financial years.